Redeemable Convertible Preferred Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2011 CNY	Apr. 19, 2011 Series A Preferred Shares BVI Company	Apr. 16, 2007 Series A Preferred Shares BVI Company USD ($)	Dec. 31, 2011 Series A Preferred Shares BVI Company CNY	Jun. 30, 2011 Series A Preferred Shares BVI Company CNY	May 16, 2011 Series A Preferred Shares BVI Company	Apr. 16, 2007 Series A Preferred Shares BVI Company Minimum USD ($)
Redeemable Convertible Preferred Shares
Shares to be purchased by certain investors (in shares)			9,566,667
Issuance of shares, price (in dollars per share)			$ 1.045
Shares to be purchased by certain investors (in US$ or RMB)	424,930		$ 10,000
Payment of accrued but unpaid dividends, gross proceeds from Qualified IPO							50,000
Period of contingent redemption of preference shares			5 years
Ratio for exchange of shares (including Series A Preferred Shares) in the subsidiary for shares of the Company during the second reorganization			1
Conversion basis (in shares)						1
Cumulative dividend rate as a percentage of purchase price per annum (as a percent)			10.00%
Payment of accrued but unpaid dividends, multiplier of original issue price for Qualified IPO							4
Period of delay in exercise of cash dividend rights after closing of Qualified IPO		30 days
Cumulative dividends distributed					25,944
Changes in the redeemable preferred stock
Beginning balance				93,559
Add : Accretion of redemption feature				3,222
Less : Translation gain related to the preferred shares				(1,635)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO				(95,146)